Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2017
Income tax and social contribution (Tables) [Abstract]
Deferred income tax and social contribution

(a) Deferred income tax and social contribution:

	Tax losses	Tax credit	Technological inovation (i)	Other temporary differences- ASSETS	Other temporary differences- LIABILITY	Total
Deferred tax
At December 31, 2015	3,363	-	(6,257)	3,363	-	469
Included in the statement of income	(2,312)	-	(18,121)	284	-	(20,149)
Taken directly to equity	-	3,606	-	-	-	3,606

At December 31, 2016	1,051	3,606	(24,378)	3,647	-	(16,074)

Included in the statement of income	436	(721)	(16,814)	28,995	(1,616)	10,278

At December 31, 2017	1,487	2,885	(41,192)	32,642	(1,616)	(5,794)

Estimated realization of deferred tax assets in non-current assets and liabilities

The estimated realization of deferred tax assets in non-current assets and liabilities is as follows:

	December 31,
	2017		2016
	Asset	Liability	Asset	Liability
2017	-	-	940	(8,126)
2018	8,895	(20,728)	940	(8,126)
2019	4,040	(18,008)	940	(8,126)
2020	2,111	(2,454)	940	-
2021	982	(1,434)	4,545	-
2022	20,987	(185)	-	-

	37,015	(42,809)	8,305	(24,378)

Reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the federal statutory rate

(b) Reconciliation of the income tax and social contribution expense

PagSeguro Group computed income tax and social contribution under the taxable income method. The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the federal statutory rate for the years ended December 31, 2017, 2016 and 2015:

	December, 31
	2017	2016	2015
Profit for the period before taxes	683,504	155,359	40,315
Statutory rate	34%	34%	34%

Expected income tax and social contribution	(232,391)	(52,822)	(13,707)
Income tax and social contribution effect on:
Permanent additions (exclusions)
Participation in the results of partners and managers	(314)	-	(234)
Gifts	(375)	-	(149)
R&D and technological innovation benefit - Law 11.196/05(i)	24,987	15,898	11,596

Interest on own capital	-	8,860	-
Tax Incentives - Law Rounet Art. 18	1,981	-	-
Other additions	1,402	485	(2,333)

Income tax and social contribution expense	(204,711)	(27,580)	(4,826)

Income tax and social contribution - current	(214,988)	(7,431)	(2,587)
Income tax and social contribution - deferred	10,278	(20,149)	(2,239)